Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2020	Mar. 31, 2019
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	23,333,334	23,333,334
Common stock, shares issued	5,828,205	5,543,639
Common stock, shares outstanding	4,906,466	4,670,773
Treasury stock, shares	921,739	872,866